Related Party Balance and Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Balance and Transactions [Abstract]
Schedule of Due From Related Parties
	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB
Other income from related parties
Duoduo Robot	—	55
Shanghai Nuancheng	—	57
Shanghai Youxi	—	75
Total	—	187

Schedule of Amounts Due From Related Parties
	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
Amounts due from related parties
Shanghai Nuancheng	—	125
Duoduo Robot	—	4,110
Shanghai Youxi	—	107
Chunyu	—	4,000
Duo Concierge Inc.	—	4
Total	—	8,346
(a)	Jiufeng is the subsidiary of Jiushen.

(b)	Chongkai is a company owned by two of the founders and certain management of the Group.

Schedule of Amounts Due to Related Parties

As of June 30, 2025, all amounts due from related parties were trade in nature.

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
Amounts due to related parties
(1) Payables for income shared under Non-Group Collaborative Agreements (Note 1(c))
Gefei Chengyun	—	5,285
Ningbo Meishan Bonded Port Area Jiufeng Investment Partnership (“Jiufeng”) (Note (a))	242	242
Jiuchuan	5,615	6,456
Longshu Tianye	10,140	10,140
Detong	3,274	3,274
Jiushi	65	—
	19,336	25,397
(2) Payables for Base Commission Income shared with related parties under Exclusive Sales Contracts without Sales Commitment Arrangement
Jiufeng	495	495
	495	495
(3) Other payables
Jiushen	790	790
Shanghai Chongkai Enterprise Management (LLP) (“Chongkai”) (Note (b))	3,060	3,060
Jiufeng	149	149
Shanghai Nuancheng	70	74
Deyan	—	10
	4,069	4,083
Total	23,900	29,975

(a)	Jiufeng is the subsidiary of Jiushen.

(b)	Chongkai is a company owned by two of the founders and certain management of the Group.